Other assets (Tables)	12 Months Ended
Dec. 31, 2025
Miscellaneous assets [abstract]
Schedule of other assets
The detail of 'Other' of 'Other assets' is as follows:

EUR million
	2025	2024	2023
Transactions in transit	364	469	246
Net pension plan assets (note 25)	784	677	1,001
Prepayments and accrued income	3,121	3,016	2,911
Other	4,376	4,310	4,598
	8,645	8,472	8,756